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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_]; Amendment Number: __________

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

     /s/ Michael F. Goss            Boston, MA                 8/14/07
 -----------------------------
         [Signature]               [City, State]               [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ------------------------------------------------------
28-____________________
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      8

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 2,248,977
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- ----------------------------------------
 1  28-11209             Bain Capital VI Coinvestment Fund, L.P.

 2  28-11662             Bain Capital VII Coinvestment Fund, LLC

 3  28-11661             Bain Capital VII Coinvestment Fund, L.P.

 4  28-11264             Bain Capital Fund VI, L.P.

 5  28-11659             Bain Capital Integral Investors, LLC

 6  28-11188             Bain Capital Partners VI, L.P.

 7  28-11660             Bain Capital Partners VII, L.P.

 8  28-12292             Bain Capital Integral Investors II, L.P.

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                         Bain Capital Investors, LLC.
                   Form 13F Information Table as of 6/30/07

Column 1                      Column 2    Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
--------                   -------------- --------- ----------     -------- ---------- -------- ----------------
                                                                                                Voting Authority
                                                    Shares or       Value   Investment  Other   ----------------
Name of Issuer             Title of Class  Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
--------------             -------------- --------- ----------     -------- ---------- -------- ---- ------ ----
BURGER KING HLDGS INC.....      COM       121208201 25,274,221 SH  665,723     Sole              X
DOMINOS PIZZA INC.........      COM       25754A201 15,483,091 SH  282,876     Sole              X
ESCHELON TELECOM INC......      COM       296290109  3,670,394 SH  108,644     Sole              X
INNOPHOS HOLDINGS INC.....      COM       45774N108 10,088,040 SH  144,259     Sole              X
SMTC CORP.................    COM NEW     832682207    640,368 SH    3,740     Sole              X
TALEO CORP................      CL A      87424N104    293,987 SH    6,624     Sole              X
VONAGE HLDGS CORP.........      COM       92886T201    247,371 SH      769     Sole              X
WARNER CHILCOTT LIMITED...    COM CL A    G9435N108 38,045,414 SH  688,242     Sole              X
WARNER MUSIC GROUP CORP...      COM       934550104 24,090,064 SH  348,101     Sole              X